Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 1,039,000	$ 160,000
Operating lease liability	94,000
Derivative expenses	67,000
Net operating loss carryforwards	1,132,000	425,000
Gross deferred tax assets	2,332,000	585,000
Less: valuation allowance	(2,103,000)	(540,000)
Total deferred tax assets	229,000	45,000
Depreciation	90,000	45,000
Derivative gain	46,000
Operating lease right-of-use asset	93,000
Total deferred tax liabilities	229,000	45,000
Net deferred tax asset (liability)